Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Net loss	$ (2,527,890)	$ (25,477,306)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	273,493	216,717
Stock compensation expense	217,723	217,723
Amortization of debt discount	2,137,270	1,028,375
Change in fair value of derivative liabilities	(1,681,798)	22,341,116
Gain (loss) on extinguishment of debt	(814,132)	878,806
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	11,597	(13,352)
Inventory	(67,666)	235,278
Prepaid expenses and other current assets	55,851	104,191
Accounts payable and accrued expenses	509,943	(192,096)
Long term deposits	(610)	9,665
Deferred revenues	13,696	0
Operating lease liabilities	(33,103)	(26,834)
NET CASH USED IN OPERATING ACTIVITIES	(898,692)	(744,764)
FINANCING ACTIVITIES
Proceeds from notes payable	1,561,000	0
Repayment of note payable and factoring liability	(290,746)	(175,635)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,039,991	153,580
Effects of currency translation on cash	10,092	162,707
Net increase (decrease) in cash	151,391	(428,477)
Cash, beginning of period	132,487	828,206
Cash, end of period	283,878	399,729
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$ 6,821	$ 0